CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 1,220,870	$ 1,480,528
Short-term investments	446,950	1,326,241
Accounts receivable, net	4,103,151	3,663,506
Prepayments - third parties	33,267	615,811
Media deposits - third parties	465,504	265,784
Due from related parties	$ 28,667	$ 28,667
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deposit due from a third party	$ 2,791,892	$ 2,739,989
Other current assets	2,559,164	2,592,048
Total Current Assets	11,649,465	12,712,574
Long-term investments	6,620,978	6,576,688
Property and equipment, net	1,689,799	1,717,488
Intangible assets, net	170,130	241,212
Total Assets	20,130,372	21,247,962
Current Liabilities
Short-term bank borrowings		684,997
Accounts payable	6,987,600	3,618,790
Advance from advertisers	485,016	754,837
Advertiser deposits	663,940	314,578
Income tax payable	261,496	255,656
Due to related parties	$ 3,529	$ 3,566
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued expenses and other liabilities	$ 830,709	$ 791,780
Total Current Liabilities	9,232,290	6,424,204
Total Liabilities	9,232,290	6,424,204
Commitments and Contingencies
Shareholders' Equity
Ordinary Shares (par value $0.0096 per share, 1,000,000,000 shares authorized; 1,534,487 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Statutory reserve	898,133	898,133
Accumulated deficits	(27,634,680)	(23,458,777)
Accumulated other comprehensive loss	(3,944,520)	(4,194,747)
Total Shareholders' Equity	10,898,082	14,823,758
Total Liabilities and Shareholders' Equity	$ 20,130,372	$ 21,247,962